Subsequent Events - Additional Information (Detail)					1 Months Ended	12 Months Ended
	Mar. 08, 2017	Feb. 14, 2017 $ / shares shares	Feb. 09, 2017 USD ($)	Feb. 07, 2017	Jan. 31, 2017 shares	Dec. 31, 2016 USD ($) $ / shares shares	Jan. 01, 2021 USD ($)	Mar. 07, 2017 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Debt, outstanding principal amount						$ 58,978,000			$ 69,107,000
Minimum cash and cash equivalent requirements						$ 9,866,000			$ 2,789,000	$ 20,944,000
Preferred stock, par value | $ / shares						$ 0.001
Registration rights agreement description						The Company has agreed, at the election of the holders of a majority of the Registrable Securities (as defined in the Registration Right Agreement) then outstanding at any time at least 90 days after the closing of the Conversion, to file a registration statement (the “Resale Registration Statement”) with the SEC within 90 days after the initial request to register 100% of the number of shares of common stock issuable upon conversion of the Series A Preferred Stock.
Preferred stock authorized | shares						10,000,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock voting rights description						The shares of Series A Preferred Stock have no voting rights.
Preferred stock liquidation preference description						In the event of a Deemed Liquidation Event (as defined in the Certificate of Designation) the holders of Series A Preferred Stock are eligible to receive the greater of (i) the Conversion Amount plus accrued but unpaid dividends or (ii) what they would have received as a holder of common stock had they converted their shares of Series A Preferred Stock into shares of common stock immediately prior to the Deemed Liquidation Event. To the extent permitted under Delaware law, the holders of shares of Series A Preferred Stock have the right to prevent the Company from liquidating, dissolving, amending its governing documents in a manner that affects the rights of the Series A Preferred Stock, authorizing shares of capital stock on parity or senior to the Series A Preferred Stock, or issuing any shares of Series A Preferred Stock to any individual, entity or person other than CRG or WCAS.
Minimum [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Average market capitalization required for conversion							$ 300,000,000
Maximum [Member] | Second Amended and Restated Term Loan Agreement [Member]
Subsequent Event [Line Items]
Minimum cash and cash equivalent requirements						$ 5,000,000
2016 Equity Plan [Member]
Subsequent Event [Line Items]
Employee stock options plans, shares approved | shares						73,513
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of registered common Stock		100.00%
Reverse stock split, conversion ratio	0.125
Employee stock options plans, shares approved | shares								937,200
Subsequent Event [Member] | Second Amended and Restated Term Loan Agreement [Member]
Subsequent Event [Line Items]
Minimum cash balance covenant			$ 5,000,000
Gross proceeds from public offering			40,000,000
Subsequent Event [Member] | Senior Secured Debt [Member] | Second Amended and Restated Term Loan Agreement [Member]
Subsequent Event [Line Items]
Debt, outstanding principal amount			$ 50,000,000
Interest only-period of Loan Agreement			Mar. 31, 2021
Extended interest only-period of Loan Agreement			Mar. 31, 2022
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Debt instrument conversion amount | shares		27,500,000
Preferred stock, par value | $ / shares		$ 0.001
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock dividend rate		8.00%
Reverse stock split, description					In January 2017, the Company's Board of Directors approved a proposal for a reverse stock split in any ratio up to 1-for-10 of the Company's common stock and an increase in the number of shares of preferred stock the Company is authorized to issue to 50,000,000.
Reverse stock split, conversion ratio					0.1
Preferred stock authorized | shares					50,000,000
Subsequent Event [Member] | Minimum [Member] | Second Amended and Restated Term Loan Agreement [Member]
Subsequent Event [Line Items]
Minimum cash and cash equivalent requirements			$ 2,000,000
Subsequent Event [Member] | 2016 Equity Plan [Member]
Subsequent Event [Line Items]
Percentage of common stock outstanding reserved for share based compensation				18.00%